CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (11,199,397)	$ (10,354,567)	$ (10,065,862)
Reconciliation of net loss to cash used in operations-
Accretion/amortization of restoration reserve	121,183	155,943	257,791
Depreciation and depletion	727,245	899,738	1,232,143
Impairment of uranium properties	1,460,170	961,278	3,517,970
Decrease in restoration and reclamation accrual	(1,530,303)	(1,373,228)	(1,802,370)
Stock compensation expense	883,941	1,032,308	1,257,909
Other non-cash items, net	2,289	19,700	34,584
Effect of changes in operating working capital items-
(Increase) decrease in receivables	(77,092)	17,646	(23,530)
Decrease in inventories			1,010,845
(Increase) decrease in prepaid and other current assets	13,722	(53,831)	388,089
Increase (decrease) in payables and accrued liabilities and deferred credits	(802,560)	1,334,939	(840,545)
Net cash used in operating activities	(10,400,802)	(7,360,074)	(5,032,976)
Cash flows from investing activities:
Increase in certificate of deposit, restricted	(2,042,428)	(551,366)	(149,285)
Additions to property, plant and equipment-
Proceeds from Joint Venture agreement	300,000
Net cash used in investing activities	(2,364,723)	(2,365,903)	(820,221)
Cash flows from financing activities:
Payments of borrowings	(83,539)	(117,710)	(157,695)
Issuance of common stock, net	352,855	19,138,091	61,368
Net cash provided by (used in) financing activities	269,316	19,020,381	(96,327)
Net increase (decrease) in cash and cash equivalents	(12,496,209)	9,294,404	(5,949,524)
Cash and cash equivalents, beginning of period	15,386,472	6,092,068	12,041,592
Cash and cash equivalents, end of period	2,890,263	15,386,472	6,092,068
Kingsville Dome
Additions to property, plant and equipment-
Additions to property, plant and equipment	(141,137)	(149,652)	(158,911)
Rosita
Additions to property, plant and equipment-
Additions to property, plant and equipment	(125,693)	(58,504)	(40,274)
Vasquez
Additions to property, plant and equipment-
Additions to property, plant and equipment	(97,200)	(77,500)	(193,528)
Rosita South
Additions to property, plant and equipment-
Additions to property, plant and equipment	(40,959)	(78,813)	(19,926)
Los Finados project
Additions to property, plant and equipment-
Additions to property, plant and equipment	(88,236)	(1,168,780)
Churchrock
Additions to property, plant and equipment-
Additions to property, plant and equipment	(58,838)	(138,541)	(218,966)
Crownpoint/Section 13 Drilling
Additions to property, plant and equipment-
Additions to property, plant and equipment	(34,921)	(119,624)	(2,991)
Other property
Additions to property, plant and equipment-
Additions to property, plant and equipment	$ (35,311)	$ (23,123)	$ (36,340)